Document and Entity Information	Apr. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000714310
Document Type	8-K/A
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	Valley National Bancorp
Entity Incorporation State Country Code	NJ
Entity File Number	1-11277
Entity Tax Identification Number	22-2477875
Entity Address, Address Line One	One Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(973)
Local Phone Number	305-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 1, 2022 (“Closing Date”), Valley National Bancorp (“Valley”) filed a Current Report on Form 8-K (the “Original Report”) to report under Item 2.01 thereof that effective as of the Closing Date, Valley completed its previously announced acquisition of Bank Leumi le-Israel Corporation, a New York corporation (“Bank Leumi USA”), pursuant to the Agreement and Plan of Merger, dated as of September 22, 2021 (the “Merger Agreement”), by and among Valley, Bank Leumi USA and Volcano Merger Sub Corporation, a New York corporation and subsidiary of Valley (“Merger Sub”). Pursuant to the Merger Agreement, on the Closing Date, (i) Merger Sub merged with and into Bank Leumi USA, with Bank Leumi USA continuing as the surviving corporation (the “Merger”), (ii) following the effective time of the Merger, Bank Leumi USA merged with and into Valley, with Valley continuing as the surviving corporation (the “Follow-On Merger”) and (iii) following the effective time of the Follow-On Merger, Bank Leumi USA’s bank subsidiary, a New York state-chartered bank, merged with and into Valley National Bank, a national bank and a wholly owned subsidiary of Valley (“VNB”), with VNB continuing as the surviving bank. In response to Items 9.01(a) and (b) of the Original Report, Valley stated that it would file the required historical financial statements of Bank Leumi USA and pro forma financial information by amendment. This Amendment No. 1 to the Original Report is being filed to provide the required financial statements and pro forma financial information.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	VLY
Security Exchange Name	NASDAQ
Not Cumulative Perpetual Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series A, no par value
Trading Symbol	VLYPP
Security Exchange Name	NASDAQ
Not Cumulative Perpetual Preferred Stock Series B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series B, no par value
Trading Symbol	VLYPO
Security Exchange Name	NASDAQ